NDV-Q3

Quarterly Report
November 30, 2025
MFS®  New Discovery
Value Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.6%
Hexcel Corp.	298,717	$22,771,197
KBR, Inc.	366,803	15,119,620
Mirion Technologies, Inc. (a)	662,122	17,228,414
Standard Aero, Inc. (a)	586,499	15,319,354
		$70,438,585
Airlines – 0.5%
Alaska Air Group, Inc. (a)	310,279	$13,298,558
Apparel Manufacturers – 0.3%
Columbia Sportswear Co.	168,289	$9,038,802
Automotive – 3.0%
Atmus Filtration Technologies, Inc.	498,521	$25,230,148
Goodyear Tire & Rubber Co. (a)	1,552,369	13,443,516
Group 1 Automotive, Inc.	33,080	13,266,403
LKQ Corp.	296,522	8,803,738
Visteon Corp.	204,718	21,137,133
		$81,880,938
Broadcasting – 0.9%
Nexstar Media Group, Inc.	131,513	$25,268,908
Brokerage & Asset Managers – 1.1%
Bullish (a)(l)	224,183	$9,778,863
P10, Inc.	1,997,590	18,737,394
		$28,516,257
Business Services – 2.2%
MARA Holdings, Inc. (a)	820,631	$9,691,652
NCR Atleos Corp. (a)	908,131	33,664,416
TriNet Group, Inc.	257,337	15,079,949
		$58,436,017
Chemicals – 1.9%
Avient Corp.	703,835	$21,530,312
Element Solutions, Inc.	1,107,678	28,711,014
		$50,241,326
Computer Software – 1.8%
ACI Worldwide, Inc. (a)	502,240	$23,534,966
nCino, Inc. (a)	533,935	13,188,195
Thryv, Inc. (a)	1,939,440	10,919,047
		$47,642,208
Computer Software - Systems – 0.8%
Digi International, Inc. (a)	128,344	$5,368,630
Insight Enterprises, Inc. (a)	197,744	17,118,698
		$22,487,328
Construction – 2.9%
Independence Realty Trust, Inc., REIT	1,690,005	$28,983,586
M/I Homes, Inc. (a)	185,188	25,480,017
Smith Douglas Homes Corp. (a)(l)	367,965	7,145,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	123,765	$17,306,060
		$78,915,543
Consumer Products – 1.3%
Newell Brands, Inc.	2,741,931	$10,008,048
Prestige Consumer Healthcare, Inc. (a)	425,158	25,318,159
		$35,326,207
Consumer Services – 1.0%
Adtalem Global Education, Inc. (a)	149,065	$13,797,456
Grand Canyon Education, Inc. (a)	83,579	13,183,752
		$26,981,208
Containers – 1.5%
Graphic Packaging Holding Co.	970,454	$15,701,946
Silgan Holdings, Inc.	626,462	24,832,953
		$40,534,899
Electrical Equipment – 2.3%
nVent Electric PLC	161,635	$17,338,587
TriMas Corp.	507,304	17,283,847
Vontier Corp.	714,949	25,938,350
		$60,560,784
Electronics – 4.3%
Advanced Energy Industries, Inc.	107,708	$22,746,852
Bel Fuse, Inc.	129,118	19,888,046
Formfactor, Inc. (a)	462,116	25,425,622
Plexus Corp. (a)	156,809	22,415,847
TTM Technologies, Inc. (a)	339,601	23,833,198
		$114,309,565
Energy - Independent – 3.6%
Antero Resources Corp. (a)	675,181	$24,596,844
Core Natural Resources, Inc.	185,598	14,847,840
Matador Resources Co.	465,878	19,753,227
Peabody Energy Corp.	564,307	15,371,723
Permian Resources Corp.	1,486,567	21,540,356
		$96,109,990
Engineering - Construction – 1.3%
Legence Corp., “A” (a)	442,486	$20,345,506
MYR Group, Inc. (a)	62,888	14,107,036
		$34,452,542
Food & Beverages – 1.1%
Nomad Foods Ltd.	1,576,251	$19,277,550
Utz Brands, Inc.	1,043,247	10,109,063
		$29,386,613
Forest & Paper Products – 0.6%
International Paper Co.	392,618	$15,500,559
Gaming & Lodging – 0.6%
Brightstar Lottery PLC	1,015,257	$15,878,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.4%
AXIS Capital Holdings Ltd.	213,351	$21,813,006
Hanover Insurance Group, Inc.	135,563	25,153,715
Lincoln National Corp.	585,188	24,074,634
Neptune Insurance Holdings, Inc., “A” (a)	435,484	10,155,487
Selective Insurance Group, Inc.	242,103	19,019,612
Stewart Information Services Corp.	252,358	19,338,193
		$119,554,647
Interactive Media Services – 0.5%
Phoenix Educations Partners, Inc. (a)	360,489	$12,152,084
Leisure & Toys – 2.0%
Brunswick Corp.	257,183	$17,002,368
Hasbro, Inc.	223,230	18,438,798
Patrick Industries, Inc.	157,414	17,035,343
		$52,476,509
Machinery & Tools – 6.1%
Albany International Corp.	419,997	$20,025,457
Alliance Laundry Holdings, Inc. (a)	419,634	9,974,700
ESAB Corp.	195,047	21,892,075
Flowserve Corp.	349,739	24,953,878
Hayward Holdings, Inc. (a)	1,643,085	27,028,748
Kadant, Inc.	47,259	13,143,673
Regal Rexnord Corp.	138,888	20,276,259
Timken Co.	326,025	26,535,175
		$163,829,965
Major Banks – 0.4%
Simmons First National Corp.	652,370	$12,101,464
Medical & Health Technology & Services – 1.9%
Azenta, Inc. (a)	146,476	$5,208,687
ICON PLC (a)	102,335	18,931,975
Option Care Health, Inc. (a)	868,711	27,016,912
		$51,157,574
Medical Equipment – 2.7%
Billiontoone, Inc., “A” (a)	61,292	$7,978,993
Concentra Group Holdings, Inc.	1,191,097	24,488,954
Envista Holdings Corp. (a)	1,092,645	22,836,280
Integer Holdings Corp. (a)	255,493	18,441,485
		$73,745,712
Natural Gas - Distribution – 4.8%
Brookfield Infrastructure Corp. (l)	435,715	$19,890,390
MDU Resources Group, Inc.	650,793	13,874,907
New Jersey Resources Corp.	498,653	23,975,236
ONE Gas, Inc.	296,067	24,792,651
Spire, Inc.	297,133	26,343,812
UGI Corp.	482,728	19,091,892
		$127,968,888
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	1,628,732	$30,196,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.8%
Expro Group Holdings N.V. (a)	1,753,418	$24,460,181
TechnipFMC PLC	539,866	24,434,335
		$48,894,516
Other Banks & Diversified Financials – 19.3%
Banc of California, Inc.	1,024,602	$18,893,661
Berkshire Hills Bancorp, Inc.	735,558	18,822,929
Cathay General Bancorp, Inc.	624,607	30,255,963
Central Banco, Inc.	929,178	21,891,434
Columbia Banking System, Inc.	1,259,693	34,918,690
CVB Financial Corp.	1,188,739	23,394,384
East West Bancorp, Inc.	208,637	22,261,568
Eastern Bankshares, Inc.	1,465,280	27,591,222
First Hawaiian, Inc.	1,267,627	31,589,265
First Interstate BancSystem, Inc.	971,916	31,917,721
Hancock Whitney Corp.	482,938	29,261,213
Herc Holdings, Inc.	126,524	16,988,378
Popular, Inc.	291,951	33,489,699
Prosperity Bancshares, Inc.	522,026	35,868,407
Riot Platforms, Inc. (a)	1,652,646	26,657,180
SLM Corp.	808,011	23,674,722
Texas Capital Bancshares, Inc. (a)	277,108	24,986,828
UMB Financial Corp.	213,393	23,703,694
United Community Bank, Inc.	819,403	25,040,956
Viper Energy, Inc., “A”	491,684	17,961,217
		$519,169,131
Pharmaceuticals – 3.4%
ACADIA Pharmaceuticals, Inc. (a)	732,783	$18,348,886
Collegium Pharmaceutical, Inc. (a)	416,094	19,423,268
Ionis Pharmaceuticals, Inc. (a)	269,435	22,290,358
Ligand Pharmaceuticals, Inc. (a)	130,472	26,509,301
Organon & Co.	539,449	4,159,152
		$90,730,965
Precious Metals & Minerals – 0.9%
OR Royalties, Inc.	718,351	$25,070,450
Railroad & Shipping – 0.6%
Kirby Corp. (a)	132,585	$15,051,049
Real Estate – 5.7%
Acadia Realty Trust, REIT	1,206,766	$24,823,177
Brixmor Property Group, Inc., REIT	781,504	20,428,514
Cushman & Wakefield Ltd. (a)	1,276,501	21,381,392
Essential Properties Realty Trust, REIT	871,315	27,585,833
Four Corners Property Trust, Inc., REIT	751,667	18,070,075
PennyMac Financial Services, Inc.	180,299	24,262,836
Urban Edge Properties, REIT	889,647	17,099,015
		$153,650,842
Real Estate - Office – 1.2%
Cousins Properties, Inc., REIT	759,159	$19,571,119
Douglas Emmett, Inc., REIT	1,035,438	12,621,989
		$32,193,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 1.5%
Rexford Industrial Realty, Inc., REIT	546,407	$22,735,995
SmartStop Self Storage REIT	574,785	18,783,974
		$41,519,969
Restaurants – 0.6%
Chefs' Warehouse, Inc. (a)	264,295	$16,206,569
Specialty Chemicals – 2.0%
Ashland, Inc.	357,013	$18,885,988
Chemours Co.	872,609	11,160,669
Quaker Chemical Corp.	168,525	23,231,171
		$53,277,828
Specialty Stores – 0.5%
Pet Valu Holdings Ltd.	657,695	$13,425,517
Trucking – 0.3%
RXO, Inc. (a)	644,655	$8,522,339
Utilities - Electric Power – 2.4%
NorthWestern Corp.	451,956	$31,225,640
Portland General Electric Co.	633,883	32,213,934
		$63,439,574
Total Common Stocks		$2,679,540,848
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.01% (v)	9,003,901	$9,005,701
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	27,349,090	$27,349,090

Other Assets, Less Liabilities – (1.0)%		(27,430,076)
Net Assets – 100.0%		$2,688,465,563

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,005,701 and
$2,706,889,938, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,679,540,848	$—	$—	$2,679,540,848
Investment Companies	36,354,791	—	—	36,354,791
Total	$2,715,895,639	$—	$—	$2,715,895,639
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,367,325	$495,883,130	$540,248,093	$2,211	$1,128	$9,005,701

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,093,204	$—